Segment Reporting (Schedule Of Information Of Total Assets On Segment Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 21,383,953	$ 19,129,356
Global Wealth Management [Member]
Segment Reporting Information [Line Items]
Total assets	17,717,617	16,065,503
Institutional Group [Member]
Segment Reporting Information [Line Items]
Total assets	3,313,304	2,657,183
Other [Member]
Segment Reporting Information [Line Items]
Total assets	$ 353,032	$ 406,670